Revision of Previously Issued Financial Statements (Details) - Schedule of previously presented financial information contained - Spartacus Acquisition Corp [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock, $0.0001 par value; stock subject to possible redemption		$ 169,092,032
Common stock value	$ 379	334
Additional paid-in	13,174,520	8,732,931
Accumulated deficit	(8,175,398)	(3,733,764)
Total stockholders’ equity (deficit)	$ 5,000,001	$ 5,000,001
Class A common stock shares subject to possible redemption (in Shares)	16,214,818	16,659,314
Common stock value	$ 3,785,182	$ 3,340,686
Revision Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock, $0.0001 par value; stock subject to possible redemption		33,936,950
Common stock value	(379)	(334)
Additional paid-in	(13,174,520)	(8,732,931)
Accumulated deficit	(25,247,862)	(25,203,685)
Total stockholders’ equity (deficit)	$ (38,422,761)	$ (33,936,950)
Class A common stock shares subject to possible redemption (in Shares)	3,785,182	3,340,686
Common stock value	$ (3,785,182)	$ (3,340,686)
As Revised [Member]
Condensed Financial Statements, Captions [Line Items]
Class A common stock, $0.0001 par value; stock subject to possible redemption		203,028,982
Common stock value
Additional paid-in
Accumulated deficit	(33,423,260)	(28,937,449)
Total stockholders’ equity (deficit)	$ (33,422,760)	$ (28,936,949)
Class A common stock shares subject to possible redemption (in Shares)	20,000,000	20,000,000
Common stock value